CONVERTIBLE DEBT AND EQUITY FINANCINGS (Details Narrative)						12 Months Ended
		Sep. 21, 2016 USD ($) $ / shares shares	Sep. 19, 2016 USD ($) $ / shares	Dec. 23, 2015 USD ($) Number $ / shares shares	Apr. 14, 2015 USD ($)	Sep. 30, 2016 USD ($) Number shares	Sep. 30, 2015 USD ($) shares	Sep. 16, 2016 Number	Aug. 16, 2016 USD ($) Number	Jun. 30, 2016 USD ($) Number	Jun. 10, 2016 USD ($) shares	Sep. 24, 2015 USD ($) Number	Sep. 15, 2015 USD ($)	Sep. 14, 2015 $ / shares	Jun. 02, 2015 USD ($)	Mar. 18, 2015 USD ($)	Sep. 22, 2014 USD ($)	Oct. 19, 2012 USD ($)
Purchase of convertible note						$ 6,000,000	$ 3,000,000
Accrued Interest						$ 317,000
Shares issued on Conversion | shares						1,263,406
John Pappajohn [Member]
Number of accredited investors | Number								12
Seven Accredited Investors [Member] | Note Warrant [Member]
Number of accredited investors | Number						7
Ten Accredited Investor [Member] | Note Warrant [Member]
Number of accredited investors | Number									10
Face amount									$ 2,000,000
Seven Accredited Investor [Member] | Note Warrant [Member]
Number of accredited investors | Number										7
Number of secured notes issued | Number										8
Number of purchasers | Number										5
Face amount										$ 1,100,000
5% Senior Secured Notes Convertible (the "September 2014 Notes") [Member] | John Pappajohn [Member]
Accrued Interest						$ 10,400
Shares issued on Conversion | shares						42,084
October 2012 Note [Member] | Robert Follman (Follman Family Trust) [Member]
Purchase of convertible note																		$ 200,000
Second Omnibus Amendment [Member]
Face amount			$ 6,000,000
Conversion price (in dollars per share) | $ / shares		$ 5.00	$ 5.00
Accrued Interest		$ 317,000
Shares issued on Conversion | shares		1,263,406
Second Omnibus Amendment [Member] | Secured Convertible Promissory Notes [Member]
Description of conversion terms

Pursuant to the Second Omnibus Amendment, the Company had the option, exercisable at any time after September 1, 2016, to mandatorily convert all Notes into shares of the Company's common stock at $5.00 per share (the "Mandatory Conversion").

Second Omnibus Amendment [Member] | 5% Senior Secured Notes Convertible (the "September 2014 Notes") [Member]
Face amount			$ 6,000,000
Accrued Interest			$ 316,965
Second Omnibus Amendment [Member] | Note Date Range Feb 23, 2016 to August 16, 2016 [Member]
Purchase of convertible note						$ 200,000
Second Omnibus Amendment [Member] | Note Date Range Feb 23, 2016 to August 16, 2016 [Member] | Robert Follman (Follman Family Trust) [Member]
Purchase of convertible note	[1]					300,000
Accrued Interest	[1]					$ 5,100
Shares issued on Conversion | shares	[1]					61,014
Second Omnibus Amendment [Member] | Note Date Range Feb 23, 2016 to August 16, 2016 [Member] | Two Accredited Investors [Member]
Purchase of convertible note						$ 300,000
Accrued Interest						$ 5,600
Shares issued on Conversion | shares						61,124
Second Omnibus Amendment [Member] | Note Date Range Feb 23, 2016 to August 16, 2016 [Member] | John Pappajohn [Member]
Purchase of convertible note	[2]					$ 850,000
Accrued Interest	[2]					$ 14,000
Shares issued on Conversion | shares	[2]					172,802
Second Omnibus Amendment [Member] | Note Date Range Feb 23, 2016 to August 16, 2016 [Member] | RSJ Private Equity (Michal Votruba) [Member]
Purchase of convertible note	[3]					$ 250,000
Accrued Interest	[3]					$ 1,400
Shares issued on Conversion | shares	[3]					50,281
Second Omnibus Amendment [Member] | Note Date Range Feb 23, 2016 to August 16, 2016 [Member] | Thomas Tierney (Tierney Family Trust) [Member]
Purchase of convertible note	[4]					$ 100,000
Accrued Interest	[4]					$ 600
Shares issued on Conversion | shares	[4]					20,129
Second Omnibus Amendment [Member] | Note Date Range Feb 23, 2016 to August 16, 2016 [Member] | Robin L. Smith [Member]
Purchase of convertible note	[2]					$ 40,000
Accrued Interest	[2]					$ 800
Shares issued on Conversion | shares	[2]					8,165
Second Omnibus Amendment [Member] | Note Date Range Feb 23, 2016 to August 16, 2016 [Member] | Mr. George Carpenter [Member]
Purchase of convertible note	[5]					$ 100,000
Accrued Interest	[5]					$ 1,300
Shares issued on Conversion | shares	[5]					20,254
Second Omnibus Amendment [Member] | Note Date Range Feb 23, 2016 to August 16, 2016 [Member] | Geoffrey E. Harris [Member]
Purchase of convertible note	[2]					$ 10,000
Accrued Interest	[2]					$ 300
Shares issued on Conversion | shares	[2]					2,058
Second Omnibus Amendment [Member] | Note Date Range Feb 23, 2016 to August 16, 2016 [Member] | Brandt Ventures [Member]
Purchase of convertible note	[6]					$ 50,000
Accrued Interest	[6]					$ 200
Shares issued on Conversion | shares	[6]					10,047
Amendment Note Purchase Agreement [Member] | 5% Senior Secured Notes Convertible (the "September 2014 Notes") [Member]
Face amount					$ 3,000,000
Issuance of debt					$ 500,000
Conversion price (in dollars per share) | $ / shares														$ 10.00
Description of conversion terms

Conversion price of all notes at $10.00 per share (as adjusted for stock splits, stock dividends, combinations or the like affecting the Common Stock) (the "Fixed Conversion Price") (i) automatically, in the event of a qualified financing of not less than $5 million, or (ii) voluntarily, within 15 days prior to the maturity date of the note. The Omnibus Amendment also amended the form of note attached to the Note Purchase Agreement to reflect the Fixed Conversion Price.

Amendment Note Purchase Agreement [Member] | Secured Convertible Promissory Notes (September 2015 Notes) [Member] | John Pappajohn [Member]
Purchase of convertible note													$ 100,000
Amendment Note Purchase Agreement [Member] | Secured Convertible Promissory Notes (September 2015 Notes) [Member] | Six Accredited Investors [Member]
Number of accredited investors | Number												6
Face amount												$ 710,000
Second Amended Note & Warrant Agreement [Member] | Note Warrant [Member]
Conversion price (in dollars per share) | $ / shares				$ 50.00
Number of shares called | shares				3,000,000
Second Amended Note & Warrant Agreement [Member] | Warrants [Member]
Face amount				$ 6,000,000
Conversion price (in dollars per share) | $ / shares				$ 0.25
Number of shares called | shares				1,263,406
Second Amended Note & Warrant Agreement [Member] | Sixteen Accredited Investors [Member]
Number of accredited investors | Number				16
Number of secured notes issued | Number				16
Purchase of convertible note				$ 6,000,000
Maturity date of the notes				Dec. 31, 2017
Second Amended Note & Warrant Agreement [Member] | Maxim Group LLC [Member]
Face amount											$ 200,000
Second Amended Note & Warrant Agreement [Member] | Secured Convertible Promissory Notes ( December 2015 Notes) [Member]
Face amount				$ 1,000,000
Conversion price (in dollars per share) | $ / shares				$ 5.00
Description of collateral						Secured by a security interest in the Company's intellectual property, as detailed in the amended and restated security agreement.
Description of repayment priority						Upon a change of control of the Company (as described in the Notes), the holder of a Note will have the option to have the Note repaid with a premium equal to 50% of the outstanding principal.
Accrued Interest				$ 317,000
Second Amended Note & Warrant Agreement [Member] | Note Date Range December 23 & 28, 2015 [Member]
Purchase of convertible note						$ 1,000,000
Second Amended Note & Warrant Agreement [Member] | Note Date Range December 23 & 28, 2015 [Member] | John Pappajohn [Member]
Purchase of convertible note	[2]					250,000
Accrued Interest	[2]					$ 9,300
Shares issued on Conversion | shares	[2]					51,856
Second Amended Note & Warrant Agreement [Member] | Note Date Range December 23 & 28, 2015 [Member] | RSJ Private Equity (Michal Votruba) [Member]
Purchase of convertible note	[3]					$ 750,000
Accrued Interest	[3]					$ 27,300
Shares issued on Conversion | shares	[3]					155,465
Omnibus Amendment Sept 14, 2015 [Member] | Note Date Range Sept 14, 2015 to September 24, 2015 [Member]
Purchase of convertible note							710,000
Omnibus Amendment Sept 14, 2015 [Member] | Note Date Range Sept 14, 2015 to September 24, 2015 [Member] | Robert Follman (Follman Family Trust) [Member]
Purchase of convertible note	[1]						150,000
Accrued Interest	[1]						$ 7,600
Shares issued on Conversion | shares	[1]						31,522
Omnibus Amendment Sept 14, 2015 [Member] | Note Date Range Sept 14, 2015 to September 24, 2015 [Member] | Two Accredited Investors [Member]
Purchase of convertible note							$ 50,000
Accrued Interest							$ 2,500
Shares issued on Conversion | shares							10,508
Omnibus Amendment Sept 14, 2015 [Member] | Note Date Range Sept 14, 2015 to September 24, 2015 [Member] | John Pappajohn [Member]
Purchase of convertible note	[2]						$ 100,000
Accrued Interest	[2]						$ 5,100
Shares issued on Conversion | shares	[2]						21,015
Omnibus Amendment Sept 14, 2015 [Member] | Note Date Range Sept 14, 2015 to September 24, 2015 [Member] | RSJ Private Equity (Michal Votruba) [Member]
Purchase of convertible note	[3]						$ 350,000
Accrued Interest	[3]						$ 17,300
Shares issued on Conversion | shares	[3]						73,462
Omnibus Amendment Sept 14, 2015 [Member] | Note Date Range Sept 14, 2015 to September 24, 2015 [Member] | Robin L. Smith [Member]
Purchase of convertible note	[2]						$ 60,000
Accrued Interest	[2]						$ 3,100
Shares issued on Conversion | shares	[2]						12,611
Original Note Purchase Agreement [Member] | 5% Senior Secured Notes Convertible (the "September 2014 Notes") [Member]
Face amount																	$ 2,500,000
Purchase of convertible note				3,121,900			$ 3,000,000
Accrued Interest				$ 121,900
Original Note Purchase Agreement [Member] | 5% Senior Secured Notes Convertible (the "September 2014 Notes") [Member] | John Pappajohn [Member]
Purchase of convertible note													$ 100,000		$ 100,000	$ 100,000	$ 200,000
Original Note Purchase Agreement [Member] | 5% Senior Secured Notes Convertible (the "September 2014 Notes") [Member] | RSJ Private Equity (Michal Votruba) [Member]
Purchase of convertible note						$ 750,000
Original Note Purchase Agreement [Member] | 5% Senior Secured Notes Convertible (the "September 2014 Notes") [Member] | RSJ Private Equity & Nine Accredited Investors [Member]
Number of accredited investors | Number						9
Number of secured notes issued | Number						15
Face amount						$ 6,000,000
Original Note Purchase Agreement [Member] | Note Date Range Sept 22, 2014 to July 20, 2015 [Member]
Purchase of convertible note							2,290,000
Original Note Purchase Agreement [Member] | Note Date Range Sept 22, 2014 to July 20, 2015 [Member] | Robert Follman (Follman Family Trust) [Member]
Purchase of convertible note	[1]						100,000
Accrued Interest	[1]						$ 7,700
Shares issued on Conversion | shares	[1]						21,538
Original Note Purchase Agreement [Member] | Note Date Range Sept 22, 2014 to July 20, 2015 [Member] | John Pappajohn [Member]
Purchase of convertible note	[2]						$ 200,000
Accrued Interest	[2]						$ 20,400
Shares issued on Conversion | shares	[2]						44,089
Original Note Purchase Agreement [Member] | Note Date Range Sept 22, 2014 to July 20, 2015 [Member] | RSJ Private Equity (Michal Votruba) [Member]
Purchase of convertible note	[3]						$ 750,000
Accrued Interest	[3]						$ 76,200
Shares issued on Conversion | shares	[3]						165,246
Original Note Purchase Agreement [Member] | Note Date Range Sept 22, 2014 to July 20, 2015 [Member] | Director5Member
Purchase of convertible note	[7]						$ 200,000
Accrued Interest	[7]						$ 14,200
Shares issued on Conversion | shares	[7]						42,820
Original Note Purchase Agreement [Member] | Note Date Range Sept 22, 2014 to July 20, 2015 [Member] | Thomas Tierney (Tierney Family Trust) [Member]
Purchase of convertible note	[4]						$ 540,000
Accrued Interest	[4]						$ 46,000
Shares issued on Conversion | shares	[4]						117,199
Original Note Purchase Agreement [Member] | Note Date Range Sept 22, 2014 to July 20, 2015 [Member] | Oman Ventures [Member]
Purchase of convertible note	[8]						$ 200,000
Accrued Interest	[8]						$ 20,400
Shares issued on Conversion | shares	[8]						44,089
Original Note Purchase Agreement [Member] | Note Date Range Sept 22, 2014 to July 20, 2015 [Member] | Four Accredited Investors [Member]
Purchase of convertible note							$ 300,000
Accrued Interest							$ 30,600
Shares issued on Conversion | shares							66,112
Finder's Fee Agreement [Member] | Maxim Group LLC [Member] | Warrants [Member]
Number of shares called | shares											4,000

[1]	Robert Follman is a trustee of the Follman Family Trust and is a member of the Board.
[2]	Member of the Board.
[3]	RSJ PE is a greater than 5% shareholder. Michal Votruba, a Director for Life Sciences for the RSJ/Gradus Fund, subsequently joined our Board on July 30, 2015.
[4]	Thomas Tierney is a trustee of the Tierney Family Trust. Mr. Tierney originally joined the Board in February 25, 2013 and served as Chairman of the Board from March 26, 2013 till May 22, 2015 when he resigned from the Board. On September 29, 2016 Mr. Tierney rejoined the Board. The Tierney Family Trust is a greater than 5% shareholder of the Company.
[5]	George Carpenter is the CEO of the Company
[6]	Brandt Ventures was issued this note as part of the Company's settlement of its litigation with Leonard Brandt and Brandt Ventures (refer to Note 9. Commitments and Contingent Liabilities)
[7]	John Pappajohn is a member of the Board. He purchased $200,000 of Notes, which on September 6, 2015, were assigned to four accredited investors. Approximately $10,400 of interest was attributable to such transferred Notes, resulting in an aggregate of 42,084 shares being issued upon the Mandatory Conversion of such transferred Notes.
[8]	Mark & Jill Oman are the beneficial owners of Oman Ventures and were greater than 5% shareholders of the Company.